Consolidated statements of income and comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenue	R$ 1,201,191	R$ 750,630	R$ 333,935
Cost of services	(434,654)	(308,853)	(168,052)
Gross profit	766,537	441,777	165,883
General and administrative expenses	(402,855)	(239,120)	(70,034)
Other (expenses) income, net	(347)	2,594	599
Operating income	363,335	205,251	96,448
Finance income	62,290	51,689	10,428
Finance expenses	(98,269)	(72,365)	(8,154)
Finance result	(35,979)	(20,676)	2,274
Share of income of associate	7,698	2,362
Income before income taxes	335,054	186,937	98,722
Income taxes expense	(27,067)	(14,175)	(3,988)
Net income	307,987	172,762	94,734
Other comprehensive income
Total comprehensive income	307,987	172,762	94,734
Net income attributable to
Equity holders of the parent	292,075	153,916	86,353
Non-controlling interests	15,912	18,846	8,381
Total comprehensive income	R$ 307,987	R$ 172,762	R$ 94,734
Basic earnings per share
Per common share (in dollars per R$)	R$ 3.15	R$ 2.03	R$ 1.84	[1]
Diluted earnings per share
Per common share (in dollars per R$)	R$ 3.12	R$ 2.02	R$ 1.81	[1]

[1]	Considers the effects from the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya.